Income Taxes (Deferred Tax Assets And Liabilities) (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Postretirement benefits other than pensions		$ 440	$ 1,074
Rent expense		127	325
Alternative minimum tax credit carryforwards		367	367
Operating loss carryforwards		2,256	2,389
Pensions		2,455	2,341
Frequent flyer obligation		657	681
Gains from lease transactions		6	28
Reorganization items		864	0
Other		754	681
Total deferred tax assets		7,926	7,886
Valuation allowance	(4,500)	(4,411)	(4,148)
Net deferred tax assets		3,515	3,738
Accelerated depreciation and amortization		(3,318)	(3,543)
Other		(197)	(195)
Total deferred tax liabilities		(3,515)	(3,738)
Net deferred tax asset		$ 0	$ 0